Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of December 2006

Collection Period Start	1-Dec-06	Distribution Date	16-Jan-07
Collection Period End	31-Dec-06	30/360 Days	30
Beg. of Interest Period	15-Dec-06	Actual/360 Days	32
End of Interest Period	16-Jan-07

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,719,278,529.36	1,692,811,768.06	1,666,372,636.27	0.9692279
Total Securities		1,719,278,529.36	1,692,811,768.06	1,666,372,636.27	0.9692279
Class A-1 Notes	5.346730%	228,300,000.00	201,833,238.70	175,394,106.91	0.7682615
Class A-2 Notes	5.230000%	548,000,000.00	548,000,000.00	548,000,000.00	1.0000000
Class A-3 Notes	5.110000%	540,000,000.00	540,000,000.00	540,000,000.00	1.0000000
Class A-4 Notes	5.100000%	252,500,000.00	252,500,000.00	252,500,000.00	1.0000000
Certificates	0.000000%	150,478,529.36	150,478,529.36	150,478,529.36	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	26,439,131.79	959,242.52	115.8087244	4.2016755
Class A-2 Notes	0.00	2,388,366.67	0.0000000	4.3583333
Class A-3 Notes	0.00	2,299,500.00	0.0000000	4.2583333
Class A-4 Notes	0.00	1,073,125.00	0.0000000	4.2500000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,439,131.79	6,720,234.19

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	22,291,439.46
Monthly Interest	7,940,790.54
Total Monthly Payments	30,232,230.00

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	1,701,415.15
Aggregate Sales Proceeds Advance	1,350,874.39
Total Advances	3,052,289.54

Vehicle Disposition Proceeds:
Reallocation Payments	676,725.38
Repurchase Payments	79,957.10
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	5,765,623.87
Excess Wear and Tear and Excess Mileage	1,333.82
Remaining Payoffs	0.00
Net Insurance Proceeds	994,119.28
Residual Value Surplus	20,683.18
Total Collections	40,822,962.17

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of December 2006

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	73,524	1,936,650,957.38	9.00000%	1,692,811,768.06
Total Depreciation Received		(25,086,152.99)		(18,412,655.14)
Principal Amount of Gross Losses	(58)	(1,486,250.13)		(1,319,015.92)
Repurchase / Reallocation	(5)	(88,204.47)		(79,957.10)
Early Terminations	(54)	(968,877.06)		(884,477.04)
Scheduled Terminations	(251)	(6,228,477.56)		(5,743,026.59)
Pool Balance - End of Period	73,156	1,902,792,995.17	9.00000%	1,666,372,636.27

III. DISTRIBUTIONS

Total Collections					40,822,962.17
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					40,822,962.17

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					1,039,851.49
3. Reimbursement of Sales Proceeds Advance					383,638.88
4. Servicing Fee:
Servicing Fee Due					1,410,676.47
Servicing Fee Paid					1,410,676.47
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,834,166.84

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					959,242.52

Class A-1 Notes Monthly Interest Paid					959,242.52
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					2,388,366.67

Class A-2 Notes Monthly Interest Paid					2,388,366.67
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					2,299,500.00

Class A-3 Notes Monthly Interest Paid					2,299,500.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of December 2006

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	1,073,125.00

Class A-4 Notes Monthly Interest Paid	1,073,125.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	6,720,234.19
Total Note and Certificate Monthly Interest Paid	6,720,234.19
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	31,268,561.14

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,439,131.79

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,439,131.79
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,829,429.35

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of December 2006

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		12,894,588.97
Required Reserve Account Amount		34,385,570.59
Beginning Reserve Account Balance		21,907,608.25
Reinvestment Income for the Period		188,825.45
Reserve Fund Available for Distribution		22,096,433.70
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,829,429.35
Gross Reserve Account Balance		26,925,863.05
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		26,925,863.05

V. POOL STATISTICS

Weighted Average Remaining Maturity		27.06
Monthly Prepayment Speed		57%
Lifetime Prepayment Speed		58%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,104,296.28
Securitization Value of Defaulted Receivables and Casualty Receivables	1,319,015.92	58
Aggregate Defaulted and Casualty Gain (Loss)	(214,719.64)
Pool Balance at Beginning of Collection Period	1,692,811,768.06
Net Loss Ratio	-0.0127%

Cumulative Net Losses for all Periods	0.0211%	362,288.52

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	12,985,743.09	568
61-90 Days Delinquent	2,024,394.52	88
91-120+ Days Delinquent	17,469.43	1
Total Delinquent Receivables:	15,027,607.04	657
60+ Days Delinquencies as Percentage of Receivables	0.12%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	566,548.38	32
Securitization Value	647,311.41
Aggregate Residual Gain (Loss)	(80,763.03)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	616,586.78	32
Cumulative Securitization Value	700,888.01
Cumulative Residual Gain (Loss)	(84,301.23)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		704,157.28
Reimbursement of Outstanding Advance		383,638.88
Additional Advances for current period		1,350,874.39
Ending Balance of Residual Advance		1,671,392.79

Beginning Balance of Payment Advance		2,917,612.49
Reimbursement of Outstanding Payment Advance		1,039,851.49
Additional Payment Advances for current period		1,701,415.15
Ending Balance of Payment Advance		3,579,176.15

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of December 2006

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	No